Debt (Tables)	12 Months Ended
Sep. 30, 2015
Debt Disclosure [Abstract]
Debt

	2015	2014
Revolving credit (uncollateralized)	$8,494	10,363
5.6% to 7.9% mortgage notes
due in installments through 2027	40,191	45,593
	48,685	55,956
Less portion due within one year	4,180	4,534
	$44,505	51,422